Mortgage and Related Party Notes Payable (Details)	Apr. 30, 2015 USD ($)
Related Party Mortgage Payable
Mortgage Note Payable [Line Items]
2016
2017
2018
2019
2020 and thereafter	$ 1,425,982
Total	1,425,982
Mortgage Payable
Mortgage Note Payable [Line Items]
2016	12,051
2017	15,291
2018	16,371
2019	17,527
2020 and thereafter	481,454
Total	$ 542,694